Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATIONAL ACTIVITIES
Net income from continuing operations	R$ 3,859,045	R$ 3,834,172	R$ 2,171,262
Net income (loss) from discontinued operations	1,189,557	75,578	(108,393)
Net income	5,048,602	3,909,750	2,062,869
Adjustments to reconcile net income for the period with cash
Unrealized monetary and exchange variation and debt charges - net	622,680	456,456	760,727
Interest - bonus from the grant of concession agreements under the quota system	(134,482)	(94,307)	(91,404)
Remuneration of transmission concession contracts	(1,084,986)	(777,670)	(501,566)
Recovery of PIS / Pasep and Cofins on ICMS	(21,640)	(1,755,112)	(105,184)
Income tax and social contribution	469,226	1,260,469	416,687
Deferred income tax and social contribution	790,406	24,896	258,972
Equity in earnings of investees	(303,137)	(193,547)	(106,757)
Appropriation of post-employment benefits obligations	246,812	224,478	238,552
Creation for research and development and energy efficiency programs	194,016	148,019	130,678
Recognition of fair value of assets related to concession compensation	(142,642)	(57,341)	(36,646)
Sectorial financial assets and liabilities result	(2,502,324)	(746,052)	(25,057)
Depreciation and amortization	1,082,539	1,009,912	950,726
Net operating estimated losses, provisions and reversals	240,787	237,294	260,051
Net hydrological risk renegotiation - GSF	(1,570,543)
Result of business combination carried out with asset swap - gain			1,414
Realization of added value in business combinations	(722)	(722)	1,536
Fair value in energy purchase and sale operations	35,818	(137,463)	(204,876)
Derivatives fair value	20,401	(24,511)
Loss on disposal of accounts receivable related to concession	20	144	146
Loss on disposal of contract assets	7,155	35,590	7,949
Loss on disposal of property, plant and equipment	40,305	5,195	15,287
Loss on disposal of intangible assets	30,623	52,811	26,368
Result of write-offs of use rights of assets and liabilities of leases - net	(177)	(314)	(31)
Net income for the period from discontinued operations	(1,189,557)
Total	1,879,180	3,577,975	4,060,441
Decrease (increase) in assets
Trade accounts receivable	(210,965)	(175,049)	243,617
Dividends and interest on own capital received	82,937	53,952	36,732
CRC transferred to the Government of the State of Paraná	1,646,614	300,025	278,586
Judicial deposits	(87,866)	16,729	45,482
Sectorial financial assets	1,509,802	979,642	277,265
Other receivables	(129,814)	(13,898)	(59,793)
Inventories	(30,699)	(40,035)	(13,662)
Income tax and social contribution	(267,179)	123,582	(37,226)
Other current taxes recoverable	(64,130)	74,125	(20,350)
Prepaid expenses	(16,621)	(3,473)	10,450
Related parties			(602)
Total	2,432,079	1,315,600	760,499
Increase (decrease) in liabilities
Payroll, social charges and accruals	17,224	347,002	52,792
Suppliers	(53,298)	292,108	263,346
Other taxes	834,358	(79,053)	(132,423)
Post-employment benefits	(198,626)	(197,143)	(199,007)
Sectorial charges due	164,674	5,204	(51,442)
Research and development and energy efficiency	(246,744)	(153,729)	(91,306)
Payable related to the concession	(88,430)	(74,931)	(70,569)
Other accounts payable	21,828	117,610	(51,095)
Provisions for legal claims	(207,877)	(167,316)	(366,066)
Total	243,109	89,752	(645,770)
CASH GENERATED BY OPERATING ACTIVITIES	4,554,368	4,983,327	4,175,170
Income tax and social contribution paid	(659,318)	(636,420)	(560,692)
Loans and financing - interest due and paid	(193,421)	(183,391)	(325,677)
Debentures - interest due and paid	(343,903)	(386,281)	(664,247)
Charges for lease liabilities paid	(6,514)	(6,679)	(8,356)
CONTINUING OPERATIONS	3,351,212	3,770,556	2,616,198
DISCONTINUED OPERATIONS	35,620	170,288	328,808
NET CASH GENERATED FROM OPERATING ACTIVITIES	3,386,832	3,940,844	2,945,006
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(54,120)	(48,238)	45,170
Additions to contract assets	(1,482,785)	(1,236,999)	(938,026)
Acquisitions of subsidiaries - effect on cash	(501,886)		(123,794)
Additions in investments	(30,970)	(72,439)	(133,874)
Capital reduction of investees		228	35,035
Additions to property, plant and equipment	(338,137)	(226,325)	(367,883)
Additions to intangible assets	(4,546)	(10,225)	(4,711)
FROM CONTINUING OPERATIONS	(2,412,444)	(1,593,998)	(1,488,083)
FROM DISCONTINUED OPERATIONS	2,444,352	(73,573)	(175,568)
NET CASH GENERATED (USED) FROM INVESTING ACTIVITIES	31,908	(1,667,571)	(1,663,651)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	134,313	263,000	796,296
Custos de transação na captação de empréstimos e financiamentos	(1,647)
Issue of Debentures	3,000,000		2,755,028
Custos de transação na emissão de debêntures	(35,030)
Payments of principal - loans and financing	(202,577)	(248,863)	(1,655,065)
Payments of principal - debentures	(1,852,048)	(1,036,490)	(1,977,125)
Amortization of principal of lease liabilities	(51,270)	(46,365)	(27,490)
Dividends and interest on own capital paid	(3,874,318)	(626,357)	(380,421)
NET CASH USED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	(2,882,577)	(1,695,075)	(488,777)
NET CASH USED BY FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS	(1,850)	(20,038)	200,740
NET CASH USED FROM FINANCING ACTIVITIES	(2,884,427)	(1,715,113)	(288,037)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	534,313	558,160	993,318
Cash and cash equivalents at the beginning of the period	3,222,768	2,941,727	1,948,409
Cash and cash equivalents at the end of the period	3,472,845	3,222,768	2,515,179
Cash and cash equivalents variations from discontinued operations	284,236	277,119	426,548
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 534,313	R$ 558,160	R$ 993,318